Inventories and Ore on Leach Pads - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Capitalized costs	$ 0.5	$ 0.4	$ 0.3
Capitalized costs, leach pads, current	$ 0.3	$ 0.6	$ 1.8